Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets
	Qualified and Non-qualified
	Pension Benefits					Postretirement
	United States			International		Benefits
(Millions)	2013	2012	`	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$14,830	$14,499		$6,414	$5,332	$2,205	$2,108
Acquisitions/Transfers in	15	11		―	26	―	―
Service cost	258	254		147	124	80	78
Interest cost	598	587		238	247	88	86
Participant contributions	―	―		8	5	30	52
Foreign exchange rate changes	―	―		(79)	83	(13)	(2)
Plan amendments	―	―		3	(7)	(20)	―
Actuarial (gain) loss	(986)	179		(163)	882	(225)	31
Medicare Part D Reimbursement	―	―		―	―	2	8
Benefit payments	(747)	(726)		(222)	(278)	(130)	(156)
Settlements, curtailments, special
termination benefits and other	(1)	26		―	―	―	―
Benefit obligation at end of year	$13,967	$14,830		$6,346	$6,414	$2,017	$2,205
Change in plan assets
Fair value of plan assets at
beginning of year	$13,781	$12,102		$5,222	$4,643	$1,321	$1,209
Acquisitions	―	8		―	―	―	―
Actual return on plan assets	803	1,645		421	463	178	149
Company contributions	53	752		423	327	6	67
Participant contributions	―	―		8	5	30	52
Foreign exchange rate changes	―	―		(94)	62	―	―
Benefit payments	(747)	(726)		(222)	(278)	(130)	(156)
Settlements, curtailments, special
termination benefits and other	(1)	―		―	―	―	―
Fair value of plan assets at end of year	$13,889	$13,781		$5,758	$5,222	$1,405	$1,321
Funded status at end of year	$(78)	$(1,049)		$(588)	$(1,192)	$(612)	$(884)

Amounts recognized in the Consolidated Balance Sheet
	Qualified and Non-qualified
	Pension Benefits					Postretirement
	United States			International		Benefits
(Millions)	2013	2012		2013	2012	2013		2012
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$399	$	―	$178	$16	$	―	$	―
Accrued benefit cost
Current liabilities	(47)		(43)	(10)	(8)		(4)		(4)
Non-current liabilities	(430)		(1,006)	(756)	(1,200)		(608)		(880)
Ending balance	$(78)		$(1,049)	$(588)	$(1,192)		$(612)		$(884)

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(4)	$(5)	$	―	$	―
Net actuarial loss (gain)		3,537		4,679	1,949	2,458		616		1,028
Prior service cost (credit)		20		24	(117)	(150)		(151)		(197)
Ending balance		$3,557		$4,703	$1,828	$2,303		$465		$831

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets
	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2013	2012	2013	2012
Projected benefit obligation	$486	$505	$2,198	$5,122
Accumulated benefit obligation	463	492	1,960	4,808
Fair value of plan assets	9	8	1,547	4,038

Components of net periodic benefit cost (benefit)
Components of net periodic cost and other amounts recognized in other comprehensive income

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits											Postretirement
	United States						International					Benefits
(Millions)	2013		2012		2011		2013		2012		2011	2013		2012		2011
Net periodic benefit cost (benefit)
Service cost		$258		$254		$206		$147		$124	$124		$80		$78		$61
Interest cost		598		587		626		238		247	261		88		86		92
Expected return on plan assets		(1,046)		(992)		(927)		(291)		(295)	(289)		(90)		(84)		(77)
Amortization of transition
(asset) obligation		―		―		―		(1)		(1)	(2)		―		―		―
Amortization of prior service
cost (benefit)		5		5		11		(16)		(17)	(14)		(66)		(72)		(72)
Amortization of net actuarial (gain)
loss		399		470		334		153		122	116		95		108		102
Net periodic benefit cost (benefit)		$214		$324		$250		$230		$180	$196		$107		$116		$106
Settlements, curtailments, special
termination benefits and other		―		26		1		2		4	2		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$214		$350		$251		$232		$184	$198		$107		$116		$106
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$	―	$(2)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1		1	2		―		―		―
Prior service cost (benefit)		―		―		8		3		(7)	(32)		(20)		―		―
Amortization of prior service cost
(benefit)		(5)		(5)		(11)		16		17	14		66		72		72
Net actuarial (gain) loss		(743)		(470)		1,976		(294)		707	315		(313)		(33)		212
Amortization of net actuarial (gain)
loss		(399)		(470)		(334)		(153)		(122)	(116)		(95)		(108)		(102)
Foreign currency		―		―		―		(47)		24	(17)		(2)		(1)		(2)
Total recognized in other
comprehensive (income) loss		$(1,147)		$(945)		$1,639		$(474)		$620	$164		$(364)		$(70)		$180
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(933)		$(595)		$1,890		$(242)		$804	$362		$(257)		$46		$286

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
					Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$1	$(1)	$	―
Amortization of prior service cost (benefit)	4	(16)		(48)
Amortization of net actuarial (gain) loss	242	123		57
Total amortization expected over the next fiscal year	$247	$106		$9

Weighted-average assumptions used to determine benefit obligations and net cost
Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011

Discount rate	4.98%	4.14%	4.15%	4.02%	3.78%	4.58%	4.83%	4.00%	4.04%
Compensation rate
increase	4.00%	4.00%	4.00%	3.35%	3.31%	3.52%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Expected return
on assets	8.00%	8.25%	8.50%	5.87%	6.38%	6.58%	7.19%	7.30%	7.38%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments
Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2014 Benefit Payments	$782	$225	$125
2015 Benefit Payments	810	236	135
2016 Benefit Payments	837	254	151
2017 Benefit Payments	861	259	151
2018 Benefit Payments	884	284	151
Following five years	4,729	1,658	775

United States Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
U.S. equities		$1,595		$1,662		$3		$11		$3		$5	$1,601	$1,678
Non-U.S. equities		1,324		1,332		1		―		―		―	1,325	1,332
Derivatives		―		―		―		5		―		―	―	5
EAFE index funds		―		―		―		250		―		―	―	250
Index funds		―		―		151		156		1		1	152	157
Long/short equity		―		―		―		―		460		477	460	477
Total Equities		$2,919		$2,994		$155		$422		$464		$483	$3,538	$3,899
Fixed Income
U.S. government securities		$908		$844		$601		$796	$	―	$	―	$1,509	$1,640
Non-U.S. government
securities		20		―		316		378		―		―	336	378
Preferred and convertible
securities		―		4		4		―		―		―	4	4
U.S. corporate bonds		14		196		2,046		1,249		―		―	2,060	1,445
Non-U.S. corporate bonds		―		―		412		286		―		―	412	286
Asset-backed securities		―		―		26		21		―		―	26	21
Collateralized mortgage
obligations		―		―		28		43		―		―	28	43
Private placements		―		―		251		164		2		2	253	166
Derivative instruments		(1)		―		6		76		―		―	5	76
Other		―		―		37		29		―		―	37	29
Total Fixed Income		$941		$1,044		$3,727		$3,042		$2		$2	$4,670	$4,088
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$737		$662	$737	$662
Derivative instruments		―		―		―		―		(97)		(51)	(97)	(51)
Direct investments		―		―		―		―		467		129	467	129
Distressed debt		―		―		―		―		211		301	211	301
Growth equity		21		7		―		―		170		84	191	91
Mezzanine		―		―		―		―		83		82	83	82
Real estate		―		―		―		―		156		136	156	136
Secondary		―		―		―		―		152		166	152	166
Venture capital		―		―		―		―		548		627	548	627
Total Private Equity		$21		$7	$	―	$	―		$2,427		$2,136	$2,448	$2,143
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$176		$833		$21		$664	$197	$1,497
Bank loan and other fixed
income funds		―		―		899		―		737		201	1,636	201
Total Absolute Return	$	―	$	―		$1,075		$833		$758		$865	$1,833	$1,698
Commodities	$	―	$	―		$88		$102	$	―		$107	$88	$209
Cash and Cash Equivalents		$301		$429		$1,017		$1,547	$	―	$	―	$1,318	$1,976
Total		$4,182		$4,474		$6,062		$5,946		$3,651		$3,593	$13,895	$14,013
Other items to reconcile to fair
value of plan assets													$(6)	$(232)
Fair value of plan assets													$13,889	$13,781

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities		Total
(Millions)
Beginning balance at Jan. 1, 2012	$442	$74	$2,062	$520		$105	$3,203
Net transfers into / (out of) level 3	―	(5)	―	472		―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)		―	(407)
Realized gain / (loss)	―	25	120	76		―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)		(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71		3	182
Ending balance at Dec. 31, 2012	483	2	2,136	865		107	3,593
Net transfers into / (out of) level 3	―	―	―	―		―	―
Purchases, sales, issuances, and
settlements, net	(92)	―	54	(104)		(96)	(238)
Realized gain / (loss)	10	―	126	45		(1)	180
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(5)	―	3	(30)		(10)	(42)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	68	―	108	(18)		―	158
Ending balance at Dec. 31, 2013	$464	$2	$2,427	$758	$	―	$3,651

International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
Growth equities		$733		$628		$190		$133	$	―	$	―	$923	$761
Value equities		653		468		14		23		―		―	667	491
Core equities		19		88		668		376		5		5	692	469
Total Equities		$1,405		$1,184		$872		$532		$5		$5	$2,282	$1,721
Fixed Income
Domestic government debt		$199		$297		$539		$694		$3	$	―	$741	$991
Foreign government debt		28		170		657		445		1		2	686	617
Corporate debt securities		1		―		638		630		20		18	659	648
Mortgage backed debt		―		―		75		31		―		―	75	31
Other debt obligations		―		―		391		268		13		16	404	284
Total Fixed Income		$228		$467		$2,300		$2,068		$37		$36	$2,565	$2,571
Private Equity
Private equity funds	$	―	$	―	$	―	$	―		$22		$22	$22	$22
Real estate		3		3		87		42		53		49	143	94
Total Private Equity		$3		$3		$87		$42		$75		$71	$165	$116
Absolute Return
Hedge funds	$	―	$	―		$62		$75		$56		$50	$118	$125
Insurance		―		―		―		―		492		433	492	433
Derivatives		2		―		3		20		―		―	5	20
Other		―		―		2		24		2		2	4	26
Total Absolute Return		$2	$	―		$67		$119		$550		$485	$619	$604
Cash and Cash Equivalents		$112		$211		$14		$21	$	―	$	―	$126	$232
Total		$1,750		$1,865		$3,340		$2,782		$667		$597	$5,757	$5,244
Other items to reconcile to fair
value of plan assets													$1	$(22)
Fair value of plan assets													$5,758	$5,222

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2012	$5	$39	$67	$370	$481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	5	36	71	485	597
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	(2)	(1)	9	6
Purchases, sales, issuances, and
settlements, net	―	(2)	1	50	49
Realized gain / (loss)	―	―	2	―	2
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	5	2	5	12
Ending balance at Dec. 31, 2013	$5	$37	$75	$550	$667

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
U.S. equities		$552		$466	$	―	$	―	$	―	$	―	$552	$466
Non-U.S. equities		58		54		―		―		―		―	58	54
EAFE index funds		―		―		―		8		―		―	―	8
Index funds		―		―		44		42		―		―	44	42
Long/short equity		―		―		―		―		16		16	16	16
Total Equities		$610		$520		$44		$50		$16		$16	$670	$586
Fixed Income
U.S. government securities		$62		$63		$202		$217	$	―	$	―	$264	$280
Non-U.S. government
securities		1		―		14		16		―		―	15	16
U.S. corporate bonds		―		6		96		68		―		―	96	74
Non-U.S. corporate bonds		―		―		21		16		―		―	21	16
Asset-backed securities		―		―		9		6		―		―	9	6
Collateralized mortgage
obligations		―		―		5		4		―		―	5	4
Private placements		―		―		16		11		―		―	16	11
Derivative instruments		―		―		―		2		―		―	―	2
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$63		$69		$364		$341	$	―	$	―	$427	$410
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$58		$51	$58	$51
Derivative instruments		―		―		―		―		(3)		(2)	(3)	(2)
Direct investments		―		―		―		―		16		4	16	4
Distressed debt		―		―		―		―		7		11	7	11
Growth equity		1		―		―		―		6		3	7	3
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		5		4	5	4
Secondary		―		―		―		―		5		5	5	5
Venture capital		―		―		―		―		64		91	64	91
Total Private Equity		$1	$	―	$	―	$	―		$161		$170	$162	$170
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$6		$27		$1		$21	$7	$48
Bank loan and other fixed
income funds		―		―		31		―		25		7	56	7
Total Absolute Return	$	―	$	―		$37		$27		$26		$28	$63	$55
Commodities	$	―	$	―		$3		$3	$	―		$4	$3	$7
Cash and Cash Equivalents		$35		$51		$34		$50	$	―	$	―	$69	$101
Total		$709		$640		$482		$471		$203		$218	$1,394	$1,329
Other items to reconcile to fair
value of plan assets													$11	$(8)
Fair value of plan assets													$1,405	$1,321

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities		Total
(Millions)
Beginning balance at Jan. 1, 2012	$14		$2	$187	$17		$4	$224
Net transfers into / (out of) level 3	―		―	―	15		―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)		―	(36)
Realized gain / (loss)	―		1	11	2		―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)		―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2		―	7
Ending balance at Dec. 31, 2012	16		―	170	28		4	218
Net transfers into / (out of) level 3	―		―	―	―		―	―
Purchases, sales, issuances, and
settlements, net	(3)		―	(27)	(4)		(4)	(38)
Realized gain / (loss)	―		―	10	2		―	12
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		―	(3)	(1)		―	(4)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	3		―	11	1		―	15
Ending balance at Dec. 31, 2013	$16	$	―	$161	$26	$	―	$203